Expense Example - AMG TimesSquare Emerging Markets Small Cap Fund	Apr. 24, 2021 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	3,420
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	3,420
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,722
Expense Example, with Redemption, 10 Years	$ 3,784